CertARCA

1-37996

NYSE

17010173

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

Received SEC
JAN 26 2017
Washington, DC 20549

January 26, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of SPDR® Long Dollar Gold Trust a series of WORLD CURRENCY GOLD TRUST under the Exchange Act of 1934.

Sincerely,

[signature]